Stockholders' Equity (Deficit) - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Exercised	(3,281)
2014 Plan Stock Options/Stock Issuance Plan and 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Beginning Balance	680,434	634,198	588,007
Options Granted	4,000,508	317,931	236,799
Options Exercised	(3,281)	(51,507)
Options Forfeited / Cancelled	(115,719)	(220,188)	(190,608)
Options, Outstanding, Ending Balance	4,561,942	680,434	634,198	588,007
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 2.27	$ 1.50	$ 1.50
Options, Exercisable at September 30, 2017	1,661,125
Weighted-Average Exercise Price, Options Granted	$ 14.66	3.82	1.50
Weighted-Average Exercise Price, Options Exercised	1.70	1.50
Weighted-Average Exercise Price, Options Forfeited / Cancelled	8.56	1.50	1.50
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 12.99	$ 2.27	$ 1.50	$ 1.50
Weighted-Average Remaining Contractual Term, Outstanding	8 years 11 months 23 days	8 years 5 months 27 days	8 years 10 months 3 days	9 years 8 months 5 days
Weighted-Average Aggregate Intrinsic Value	$ 155,197	$ 3,031